ANNUAL
                                     REPORT
                                 April 30, 1997


                                     THE AAL
                                 U.S. GOVERNMENT
                                   ZERO COUPON
                                   TARGET FUNDS
                              Series 2001 and 2006

[AAL Mutual Funds Letterhead]

June 15, 1997

Dear AAL Target Funds Shareholder:

We are pleased to provide you with the updated annual report for The AAL U.S. Government Zero Coupon Target Funds.

In addition to the Target Funds, which are no longer open to investors, we also offer nine other diverse portfolios (available in both class A and B shares) to help you plan for your financial future, including:

GROWTH

o  The AAL Capital Growth Fund for long term capital growth

o  The AAL Mid Cap Stock Fund for long term capital growth

o  The AAL Small Cap Stock Fund for long term capital growth

o  The AAL International Fund for long-term capital growth

o The AAL Utilities Fund for current income, long-term growth of income and capital growth

INCOME

o  The AAL Bond Fund for high current income

o The AAL Municipal Bond Fund for high current income exempt from federal income taxes

o The AAL High Yield Bond Fund for high current income and secondarily capital growth

o The AAL Money Market Fund for high current income, liquidity and preservation of capital


To invest in these Funds, you can either use new dollars to purchase shares, or you can use our exchange privilege to exchange your current Target Fund shares for those of another Fund--at no additional cost to you.

For more information about these Funds and the exchange privilege, contact your local Registered Representative or call our Mutual Fund Service Center at 800-553-6319 for your complimentary prospectus kit.

Thank you again for your continued confidence in The AAL Mutual Funds. We look forward to serving you again in the near future.

Sincerely,

/s/ Ronald G. Anderson

Ronald G. Anderson
President
AAL Capital Management Corporation

                         PORTFOLIO MANAGER'S DISCUSSION

The year ended April 30, 1997 was a non-event for investors who held The AAL U.S. Government Zero Coupon Target Funds because interest rates ended up near where they started. However, rates, as measured by the 10-year U.S. Treasury note, fluctuated from a high of 7.10% to a low of nearly 6.00%. April 1996 began with interest rates yielding 6.70%. The next few months were filled with economic reports giving mixed signals about the direction of the economy and Federal Reserve monetary policy, and rates stayed fairly constant. During the months of September, October and November, market participants believed the economy was slowing down and that the Fed would decrease rates, or, at worst, leave present rates unchanged. This belief contributed to a decline in the yield on the 10-year U.S. Treasury note to almost 6.00%. Since that time, the economy seems to have accelerated. In the first quarter of 1997, the Gross Domestic Product showed an annualized growth of 5.60%. This, combined with April's low 4.9% unemployment rate, helped drive rates back up to 6.70% by the end of April.


Michael Hilt Portfolio Manager AAL Capital Management Corporation

--------------------------------------------------------------------------------
VALUE OF A $10,000 INVESTMENT


[CHART APPEARS HERE]

TARGET FUND SERIES 2001 - $16,843
TARGET FUND SERIES 2006 - $18,418
LEHMAN BROS. AGGREGATE BOND INDEX - $16,884


      Average Annual Total Returns -- Based on the Gross Amount Invested
                              As of April 30, 1997

               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS

                       The AAL U.S. Government Zero Coupon
                         Target Fund        Target Fund
                         Series 2001        Series 2006
                         ------------       -------------

1-year                    .38%              1.73%
5-year                   7.49%              9.64%
From Inception           8.40%              9.91%

The Funds Seek: High investment return from U.S. government securities that provide investors with a reasonable assurance that they will receive a target dollar amount predictable at the time of investment.

                             The AAL U.S. Government
                            Zero Coupon Target Fund:
                                   Series 2001
                                   -----------


SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1997
--------------------------------------------

Principal                                              Yield to      Maturity        Market
Amount         Long-Term Obligations (100.0%)          Maturity      Date            Value
-------------------------------------------------------------------------------------------

               U.S. GOVERNMENT ZERO COUPON BONDS
               Separate Trading of Registered Interest
               and Principal of Securities
$2,345,000     (amortized cost basis $1,708,177)       6.53%          11/15/2001     $1,751,033



                             The AAL U.S. Government
                            Zero Coupon Target Fund:
                                   Series 2006
                                   -----------


SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1997
--------------------------------------------

Principal                                                 Yield to       Maturity       Market
Amount         Long-Term Obligations (100.0%)             Maturity       Date           Value
----------------------------------------------------------------------------------------------
               U.S. GOVERNMENT ZERO COUPON BONDS
               Separate Trading of Registered Interest
               and Principal of Securities
$2,832,000     (amortized cost basis $1,362,394)          6.86%          11/15/2006     $1,488,241


         The accompanying notes are an integral part of this schedule.

                       STATEMENT OF ASSETS AND LIABILITIES



                                                                The AAL U.S. Government
                                                                -----------------------
                                                                Target Fund   Target Fund
 April 30, 1997                                                 Series 2001   Series 2006
     ------------------------------------------------------------------------------------------
ASSETS
  Investments, at value (Cost: $1,708,177 and $1,362,394 respectively)
  ............................................................  $1,751,033    $1,488,241
  Prepaid expenses ...........................................         309           310
  Receivable from Affiliate ..................................       3,510         2,866
  Cash .......................................................       4,894           229
                                                                 ---------     ---------
  Total Assets ...............................................  $1,759,746    $1,491,646
                                                                 =========     =========

LIABILITIES
  Income distributions payable ...............................     $34,396    $   28,871
  Accrued expenses ...........................................      14,536         9,905
                                                                 ---------     ---------
  Total Liabilities ..........................................      48,932        38,776
                                                                 ---------     ---------

NET ASSETS
  Trust capital (beneficial interest) ........................   1,663,493     1,318,292
  Accumulated undistributed net income (loss) ................         309           805
  Net unrealized appreciation on investments .................      42,856       125,847
  Accumulated net realized gain on investments ...............       4,156         7,926
                                                                 ---------     ---------
          Total Net Assets ...................................  $1,710,814    $1,452,870
                                                                 ---------     ---------

          Total Liabilities and Capital ......................  $1,759,746    $1,491,646
                                                                 =========     =========
  Shares of beneficial interest outstanding (unlimited number of
  shares authorized) .........................................     164,753       129,303
                                                                 =========     =========

  Net Asset Value Per Share ..................................  $    10.38    $    11.24
                                                                 =========     =========

  Maximum Public Offering Price ..............................  $    10.90    $    11.80
                                                                 =========     =========

The accompanying notes to financial statements are an integral part of this statement.

                            STATEMENT OF OPERATIONS

                                                        The AAL U.S. Government
                                                        -----------------------
                                                         Target        Target
                                                          Fund          Fund
                                                         Series        Series
For the Year Ended April 30, 1997                         2001          2006
-------------------------------------------------------------------------------

INVESTMENT INCOME
  Taxable interest ...................................  $ 122,349   $ 105,286
                                                          -------     -------
Total Investment Income                                 $ 122,349   $ 105,286

EXPENSES
  Audit and legal fees ...............................      5,316       5,267
  Custodian fees .....................................        263         179
  Administrative service fees ........................      2,905       2,924
  Printing and postage expense .......................      1,168       1,129
  S.E.C. and state registration fees .................      2,107       2,207
  Transfer agent fees ................................      1,545       1,585
  Trustees fees and expenses .........................      3,580       3,580
  Shareholder maintenance fee ........................         58          59
  Other expenses .....................................        170         166
                                                          -------     -------
    Total expenses ...................................     17,112      17,096
                                                          -------     -------
    Less reimbursement from Adviser ..................       (280)     (2,503)
                                                          -------     -------
    Total net expenses ...............................     16,832      14,593
                                                          -------     -------
Net Investment Income ................................    105,517      90,693
                                                          -------     -------
Realized and Unrealized Gain on Investments
  Net realized gain on investments ...................     12,745      20,903
  Decrease in unrealized appreciation on investments .    (24,902)    (16,062)
                                                          -------     -------
Net Realized and Unrealized Gains on Investments .....    (12,157)      4,841
                                                          -------     -------
Net Increase in Net Assets Resulting From Operations..  $  93,360   $  95,534
                                                          =======     =======

The accompanying notes to financial statements are an integral part of this statement.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                The AAL U.S. Government Zero Coupon
                                                ---------------------------------------------------
                                                Target Fund Series 2001     Target Fund Series 2006
                                                -----==--------------------------------------------
                                                Year          Year          Year          Year
                                                Ended         Ended         Ended         Ended
                                                4/30/96       4/30/97       4/30/96       4/30/97
                                                ---------------------------------------------------
Operations
  Net investment income ...................     $  109,062    $  105,517    $  90,289    $  90,693
  Net realized gain on investments ........         11,450        12,745       16,358       20,903
  Increase (decrease) in unrealized
   appreciation on investments ............         40,152      (24,902)       59,474     (16,062)
                                                   -------        ------       ------       ------
Net increase in net assets
 resulting from operations ................        160,664        93,360      166,121       95,534
                                                   -------       -------      -------      -------
Distributions to Shareholders
  Dividends from net investment income ....      (128,425)     (105,517)    (110,055)     (90,693)
  Capital gains distributions .............        (6,784)      (16,021)     (11,663)     (20,439)
                                                 ---------     ---------     --------    ---------
Total distributions to shareholders .......      (135,209)     (121,538)    (121,718)    (111,132)
                                                 ---------     ---------    ---------    ---------
Trust Shares Transactions
  Income dividends reinvested .............        123,680        92,532      107,009       88,242
  Capital gains distributions reinvested...          6,654        14,602       11,579       20,277
  Redemption of trust shares ..............       (99,272)     (179,176)     (83,449)    (119,754)
                                                 ---------      --------     --------     --------
Net increase (decrease) in trust capital...         31,062      (72,042)       35,139     (11,235)
                                                  --------        ------       ------       ------
Net increase (decrease) in net assets .....         56,517     (100,220)       79,542     (26,833)
Net assets beginning of period ............      1,754,517     1,811,034    1,400,161    1,479,703
                                                 ---------     ---------    ---------    ---------
Net assets end of period ..................    $ 1,811,034   $ 1,710,814  $ 1,479,703  $ 1,452,870
                                                 =========     =========    =========    =========

The accompanying notes to financial statements are an integral part of this statement.

                          NOTES TO FINANCIAL STATEMENTS


(A) ORGANIZATION

The AAL Mutual Funds (the "Trust") was organized as a Massachusetts Business Trust on March 31, 1987, and is registered as an open-end diversified management company under the Investment Company Act of 1940. The Trust commenced operations on July 16, 1987, and currently consists of The AAL Capital Growth, Mid Cap Stock, Small Cap Stock, International, Utilities, Bond, Municipal Bond, High Yield Bond, Money Market, and U.S. Government Zero Coupon Target Funds.The eleven AAL Mutual Funds are collectively referred to as the "Funds".

        On November 14, 1990, The AAL U.S. Government Zero Coupon Target Funds Series 2001 and 2006 commenced operations. Effective June 1, 1993, the Board of Trustees of The AAL Mutual Funds closed The AAL U.S. Government Zero Coupon Target Funds Series 2001 and 2006 to new shareholders and to additional purchases of shares by existing shareholders.

(B) SIGNIFICANT ACCOUNTING POLICIES

            The Funds' principal accounting policies are:

            Valuation - Securities traded on national securities exchanges are valued at last reported sales prices. All other securities are valued at the latest bid quotation if such quotations are readily available. Otherwise, such securities are valued at a fair value as determined in good faith by the Investment Adviser under supervision of the Board of Trustees.

            Federal Income Taxes - The Funds' policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly paid no Federal income taxes and no Federal income tax provision was required.

            Distributions to Shareholders - Net investment income is distributed to each shareholder as a dividend. Dividends from the Target Funds are declared daily and distributed annually. Net realized gains from securities transactions, if any, are distributed at least annually in the calendar year.

            Other - For financial statement purposes, investment security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discount is amortized over the life of the respective bonds. Realized gains or losses on sales are determined on a specific cost identification basis. In accordance with Generally Accepted Accounting Principles, the funds met the requirements of Statement of Position 93-2 which requires that permanent financial reporting and tax differences be reclassified to trust capital.

         Use of Estimates-The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(C) INVESTMENT ADVISORY MANAGEMENT FEES AND TRANSACTIONS WITH RELATED PARTIES

The Trust has entered into an Investment Advisory Agreement with AAL Capital Management Corporation (the "Adviser") under which the two separate Target Fund portfolios pay a fee for investment advisory services. The annual rate of fees under the Investment Advisory Agreement are calculated at: .50 of 1% of the average daily net assets of The AAL U.S. Government Zero Coupon Target Funds, Series 2001 and Series 2006. Payments under the Investment Advisory Agreement were waived effective July 1, 1993. For the period May 1, 1995, through October 31, 1995, the Adviser entered into a sub-advisory agreement with Duff & Phelps Investment Management Co. (the "Sub-Adviser"). The sub-advisory fee, which was paid by the Adviser, was equal to: .10 of 1% of the average daily net assets for The AAL U.S. Government Zero Coupon Target Funds. Effective November 1, 1995, the agreement was terminated.

          The Trust has entered into an Administrative Services Agreement with the Adviser pursuant to which the Adviser provides certain administrative services. For the year ended, April 30, 1997, the Adviser received $2,500 from both The AAL U.S. Government Zero Coupon Target Funds Series 2001 and 2006. The Trust has also contracted with AAL Capital Management Corporation for certain shareholder maintenance services, effective April 1, 1995. These shareholder services include, pre-processing and quality control of new accounts, shareholder correspondence, account response and answering customer inquiries regarding account status, options and facilitating shareholder telephone transactions. Fees charged to the Funds under terms of the contract approximated $4.08 per shareholder account for the year ended April 30, 1997.

         The Trust has adopted a distribution plan ("The Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Trust to use a portion of its assets to finance certain sales activities relating to the distribution of shares to investors. Payments under The Plan are equal to a maximum of .10 of 1% of the average daily net assets. Payments under The Plan were waived effective July 1, 1993.

         Trustees of the Trust not affiliated with AAL or the Adviser receive an annual fee of $1,000 and $250 from the Target Funds for each meeting of the Board of Trustees or Committee thereof, attended. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees of the Trust. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings.

         Each Fund is charged for those expenses that are directly attributable to it, such as advisory, custodian and certain shareholder service fees, while other expenses that cannot be directly attributable to a Fund are allocated among the Funds in proportion to the net assets of the respective Fund.

     The Adviser reimburses the Funds for annual expenses in excess of the lowest expense limitation imposed by the states. In addition to the reimbursement required under the Investment Advisory Agreement, the Adviser voluntarily has reimbursed The AAL U.S. Government Zero Coupon Target Funds for all expenses in excess of 1% of average daily net assets since inception.

         AAL  is  the  ultimate  parent  company  for  AAL  Capital   Management
Corporation.

(D)  SECURITY TRANSACTIONS
         During the years ended April 30, 1996, and April 30, 1997, purchases and sales of securities other than short-term obligations were as follows:

                       Purchases                                Sales
                       ---------                                -----
                  4/30/96       4/30/97                 4/30/96          4/30/97
                  -------       -------                 -------          -------
Target Fund 2001    --            --                   $117,412        $ 216,105
Target Fund 2006    --            --                    105,398          139,852


          All purchases and sales of The AAL U.S. Government Zero Coupon Target Funds were in U.S. government obligations.

         Cost of investments is substantially the same for financial reporting purposes and Federal income tax purposes.

         The gross unrealized appreciation on investments at April 30, 1996, and April 30, 1997, were as follows:


                                   4/30/96                                                 4/30/97
                                   -------                                                 -------
                                                                                                            Net Unrealized
                    Appreciation   (Depreciation)    Appreciation           Appreciation   (Depreciation)   Appreciation
                    ------------   --------------    ------------           ------------   --------------   ------------

Target Fund 2001   $ 67,758        --                $ 67,758               $ 47,476       (4,620)          $ 42,856
Target Fund 2006    141,909        --                 141,909                126,592         (745)           125,847


(E)  TRUST TRANSACTIONS

          Transactions in trust shares for the years ended April 30, 1996 and April 30, 1997 were as follows:

                                               Target  Fund 2001                        Target  Fund 2006
                                               -----------------                        -----------------
                                               4/30/96            4/30/97               4/30/96            4/30/97
                                               -------            -------               -------            -------
Shares Purchased                               --                 --                    --                 --
Income dividends reinvested                     11,023               8,754                8,386               7,626
Capital gains reinvested                           589               1,374                  902               1,734
Shares redeemed                                (9,140)            (17,084)              (6,842)            (10,601)
                                               -------             -------              -------             -------
Net increase (decrease) of trust shares          2,472             (6,956)                2,446             (1,241)
                                                ======              ======               ======              ======

                    FINANCIAL HIGHLIGHTS

                                          Target Fund 2001
                         ----------------------------------------------------
                           Period       Year           Year           Year            Year            Year          Year
                           Ended        Ended          Ended          Ended           Ended           Ended         Ended
Per Share Information      4/30/91      4/30/92        4/30/93        4/30/94         4/30/95         4/30/96       4/30/97
---------------------      -------      -------        -------        -------         -------         -------       -------

Net asset value:           $10.00       $10.25         $10.61         $12.25          $10.54          $10.37        $10.55
   Beginning of Period

Income from Investment
  Operations
    Net investment income  0.444        0.772          0.741          0.700           0.663           0.647         0.639

Net realized and unrealized gain
  (loss) on investments    0.250        0.360          1.679          (0.623)         0.000           0.335         (0.068)
                           -----        -----          -----          ------          -----           -----

Total from Investment
Operations                 0.694        1.132          2.420          0.077           0.663           0.982         0.571

 Distributions from:
                           -----        -----          -----          -----           -----           -----
   Net investment income   (0.444)      (0.772)        (0.741)        (0.700)         (0.663)         (0.761)       (0.639)

   Net realized
   capital gains(d)        --           --             (0.039)        (1.087)         (0.170)         (0.041)       (0.102)
                           -----        ------         ------         -----           ------          ------

   Total distributions     (0.444)      (0.772)        (0.780)        (1.787)         (0.833)         (0.802)       (0.741)
                           ------       ------         ------         ------          ------          ------

Net increase (decrease) in net
  asset value              0.250        0.360          1.640          (1.710)         (0.170)         0.180         (0.170)

Net asset value:
  End of period            $10.25       $10.61         $12.25         $10.54          $10.37          $10.55        $10.38
                           ======       ======         ======         ======          ======          ======        ======

Total Return(e)            6.97%        10.76%         23.27%         (0.34%)         6.82%           9.23%         5.42%

Supplemental Data & Ratios

Net Assets,
End of Period              $668,211     $1,494,818     $2,760,499     $1,824,482      $1,754,517      $1,811,034    $1,710,814

Ratio of expenses to average
  net assets(a)(b)         1.00%        1.00%          1.00%          1.00%           1.00%           1.00%         0.97%

Ratio of net investment
  income to average
  net assets(a)(c)         10.21%       7.19%          6.38%          5.74%           6.50%           5.84%         6.08%

Portfolio Turnover Rate    0.00%        2.93%          2.79%          1.65%           0.00%           0.00%         0.00%


(a) Calculated on an annualized basis.
(b) Computed after giving effect to Adviser's expense limitation undertaking. If the Funds had paid all of their expenses, the ratio would have been as follows:

                                                     Year      Year      Year      Year      Year      Year      Year
                                                     Ended     Ended     Ended     Ended     Ended     Ended     Ended
                                                    4/30/91   4/30/92   4/30/93   4/30/94   4/30/95   4/30/96    4/30/97
                                                    -------   -------   -------   -------   -------   -------    -------
The AAL U.S. Government Zero Coupon
Target Fund Series 2001                             13.27%    7.32%     4.60%     2.33%     2.00%     1.74%      0.99

The AAL U.S. Government Zero Coupon
Target Fund Series 2006                             17.44%   10.36%     6.19%     6.19%     2.49%     2.07%      1.17%



                                                         Target Fund 2006
                                        ----------------------------------------------------
                                       Period        Year          Year           Year          Year          Year        Year
                                       Ended         Ended         Ended          Ended         Ended         Ended       Ended
Per Share Information                  4/30/91       4/30/92       4/30/93        4/30/94       4/30/95       4/30/96     4/30/97
---------------------                  -------       -------       -------        -------       -------       -------     -------

Net asset value: Beginning of Period   $10.00        $10.31        $10.42         $12.52        $10.96        $10.93      11.33


Income from Investment
  Operations
    Net investment income              0.473         0.824         0.795          0.740         0.734         0.711       0.708

Net realized and unrealized gain
  (loss) on investments                0.310         0.116         2.114          (0.567)       0.184         0.648       0.075
                                       -----         -----         -----          ------        -----         -----       -----

Total from Investment Operations       0.783         0.940         2.909          0.173         0.918         1.359       0.783

 Distributions from:
                                       -----         -----         -----          -----         -----         -----
   Net investment income               (0.473)       (0.824)       (0.795)        (0.740)       (0.734)       (0.865)     (0.708)

   Net realized
   capital gains(d)                    --            (0.006)       (0.014)        (0.993)       (0.214)       (0.094)     (0.165)
                                       ------        ------        ------         ------        ------        ------

   Total distributions                 (0.473)       (0.830)       (0.809)        (1.733)       (0.948)       (0.959)     (0.873)
                                       ------        ------        ------         ------        ------        ------

Net increase (decrease) in net
  asset value                          0.310         0.110         2.100          (1.560)       (0.030)       0.400       (0.090)

Net asset value:
  End of period                        $10.31        $10.42        $12.52         $10.96        $10.93        $11.33      $11.24
                                       ======        ======        ======         ======        ======        ======      ======

Total Return(e)                        7.86%         8.73%         28.44%         0 .18%        9.05%         11.80%      6.84%

Supplemental Data & Ratios

Net Assets,
End of Period                          $451,758      $1,066,266    $1,951,566     $1,364,890    $1,400,161    $1,479,703  $1,452,870

Ratio of expenses to average
  net assets(a)(b)                     1.00%         1.00%         1.00%          1.00%         1.00%         1.00%       1.00%

Ratio of net investment
  income to average
  net assets(a)(c)                     10.70%        7.68%         6.79%          5.86%         6.95%         5.83%       6.22%

Portfolio Turnover Rate                2.78%         2.31%         5.44%          1.05%         0.00%         0.00%       0.00%


(c) If the Funds had paid all of their expenses the ratio would have been as follows:

                                                     Year      Year      Year      Year      Year      Year      Year
                                                     Ended     Ended     Ended     Ended     Ended     Ended     Ended
                                                    4/30/91   4/30/92   4/30/93   4/30/94   4/30/95   4/30/96    4/30/97
                                                    -------   -------   -------   -------   -------   -------    -------
The AAL U.S. Government Zero Coupon
Target Fund Series 2001                             (2.06%)    0.87%    2.78%     4.41%     5.51%     5.10%      6.07%

The AAL U.S. Government Zero Coupon
Target Fund Series 2006                             (5.75%)   (1.68%)   1.60%     3.72%     5.46%     4.76%      6.04%

(d) 100% of distributions from net realized capital gains during the fiscal year ended April 30, 1997, were long term.

(e) Total returns are based on net amount invested for a one year period.

                        REPORT OF INDEPENDENT ACCOUNTANTS

                            100 East Wisconsin Avenue
                                   Suite 1500
                               Milwaukee, WI 53202
                             Telephone 414-276-9500

                                     [LOGO]



Price Waterhouse LLP

To the Shareholders and Trustees of The AAL Mutual Funds

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The AAL U.S. Government Zero Coupon Target Fund Series 2001 and The AAL U.S. Government Zero Coupon Target Fund Series 2006 (two of the portfolios constituting The AAL Mutual Funds, the "Funds") at April 30, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the year ended April 30, 1997, and the other periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1997, by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



/s/ Price Waterhouse LLP

May 22, 1997

[AAL Mutual Funds Letterhead]

BOARD OF TRUSTEES
         John H. Pender
         Chairman of the Board
         Richard L. Gady
         Lawrence M. Woods
         D.W. Russler
         F. Gregory Campbell
         Richard L. Gunderson
         Ronald G. Anderson
OFFICERS
         Ronald G. Anderson
         President
         Robert G. Same
         Vice President & Secretary
         Terrance P. Gallagher
         Treasurer
         Charles D. Gariboldi, Jr.
         Assistant Treasurer
         Joseph F. Wreschnig
         Assistant Secretary

INVESTMENT ADVISER AND DISTRIBUTOR
         AAL Capital  Management Corporation
         222 West College Avenue
         Appleton, WI 54919-0007

CUSTODIAN, TRANSFER AGENT
AND  DISBURSING AGENT
         Firstar Trust Company
         615 East Michigan Street
         P.O. Box 2981
         Milwaukee, WI  53201-2981

LEGAL COUNSEL
         Quarles & Brady
         411 East Wisconsin Avenue
         Milwaukee, WI  53202

INDEPENDENT ACCOUNTANTS
         Price Waterhouse LLP
         100 East Wisconsin Avenue, Suite 1500
         Milwaukee, WI  53202